NOTE 3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted cash	$ 160	$ 159
Advertising expenses	$ 21	$ 16	$ 25
Business Acquisition, Contingent Consideration, Shares Issuable	3,923,153
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	223,459	73,479	1,580,112
Non Vested Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			1,229,679